Components of Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss and credit carryforwards	$ 1,900
Net non-current deferred tax assets	132	1,814
Net current deferred tax assets	11,367	10,529
Total net deferred tax assets	38,859	33,828
Deferred tax liabilities:
Intangible assets	(158,426)	(163,316)
Depreciation	(17,814)	(14,313)
Total deferred tax liabilities	(176,240)	(177,629)
Net deferred tax liability	(137,381)	(143,801)
Current Assets [Member]
Deferred tax assets:
Reserve on assets	679	525
Liabilities not yet deductible	10,095	9,502
Deferred revenue	430	326
Depreciation	207	84
Other		146
Deferred tax assets, gross	11,411	10,583
Valuation allowance	(45)	(3)
Net current deferred tax assets	11,366	10,580
Non-Current Assets [Member]
Deferred tax assets:
Net operating loss and credit carryforwards	1,918	6,257
Liabilities not yet deductible	12,806	9,991
Deferred revenue	737	471
Stock-based compensation	9,641	2,606
Deferred financing costs	1,018	1,273
Other	2,410	3,657
Deferred tax assets, gross	28,530	24,255
Valuation allowance	(1,037)	(1,007)
Net non-current deferred tax assets	$ 27,493	$ 23,248